(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2024
(Loss) Earnings Per Share
(Loss) Earnings Per Share

Note 20. (Loss) Earnings Per Share

(Loss) earnings per share data for the years ended December 31, 2024, 2023 and 2022 are summarized as follows:

	2024	2023	2022
Basic (loss) earnings attributable to holders of common shares	$(20,588)	$1,391	$(23,398)
Effect of dilutive securities:	—	—	—
Diluted (loss) earnings	$(20,588)	$1,391	$(23,398)

	Number of Shares
	2024	2023	2022
Weighted average number of common shares outstanding-basic	14,822,251	14,822,251	14,811,118
Effect of dilutive securities:
Options	—	10	—
Weighted average number of common shares outstanding-diluted	14,822,251	14,822,261	14,811,118

	2024	2023	2022
Loss (earnings) per share - basic and diluted	$(1.39)	$0.09	$(1.58)

In 2024, 2023 and 2022, the Group’s potential ordinary shares comprised stock options outstanding.

As at December 31, 2024, 2023 and 2022, there were 1,516,120, 1,839,977, and 1,894,127 stock options outstanding, respectively, that could potentially dilute basic earnings per share in the future, but some or all of them were not included in the calculation of diluted earnings per share because they were antidilutive for the years ended December 31, 2024, 2023 and 2022.